Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date [Axis]: 2024-04-16
Erroneously Awarded Compensation Recovery [Table]
Restatement Does Not Require Recovery [Text Block]	Our Board has adopted a compensation recovery policy, which provides that in the event we are required to prepare an accounting restatement due to noncompliance with any financial reporting requirements under the securities laws or otherwise erroneous data or we determine there has been a significant misconduct that causes financial or reputational harm, we shall recover a portion or all of any incentive compensation. The policy is filed as an exhibit to this annual report.